Expense Example, No Redemption {- Fidelity International Small Cap Opportunities Fund} - 10.31 Fidelity International Small Cap Opportunities Fund - AMCIZ PRO-13 - Fidelity International Small Cap Opportunities Fund
Dec. 30, 2021 USD ($)
Fidelity Advisor International Small Cap Opportunities Fund: Class A
Expense Example, No Redemption:
1 Year	$ 721
3 Years	1,028
5 Years	1,356
10 Years	2,283
Fidelity Advisor International Small Cap Opportunities Fund: Class M
Expense Example, No Redemption:
1 Year	524
3 Years	888
5 Years	1,276
10 Years	2,361
Fidelity Advisor International Small Cap Opportunities Fund: Class C
Expense Example, No Redemption:
1 Year	231
3 Years	712
5 Years	1,220
10 Years	2,425
Fidelity Advisor International Small Cap Opportunities Fund: Class I
Expense Example, No Redemption:
1 Year	126
3 Years	393
5 Years	681
10 Years	1,500
Fidelity Advisor International Small Cap Opportunities Fund: Class Z
Expense Example, No Redemption:
1 Year	113
3 Years	353
5 Years	612
10 Years	$ 1,352